LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Lease liabilities, beginning balance	$ 62,209,317	$ 7,719,108
Additions	7,139,405	56,575,021
Lease payments	(3,757,691)	(2,093,371)
Modifications	(470,013)
Foreign exchange gain		(42,772)
Foreign currency translation adjustment	(807,364)	51,331
Lease liabilities, ending balance	64,313,654	62,209,317
Current portion	5,079,945	4,691,344
Non-current portion	$ 59,233,709	$ 57,517,973